Preferred Shares (Details) - Schedule of balance of Series Preferred and redeemable noncontrolling interests - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020
Series C1 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 81,584	$ 80,581	$ 77,658	$ 76,684	$ 76,684
Accretion	1,003	1,003	974	974
Ending balance	82,587	81,584	78,632	77,658	80,581
Series C2 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	84,247	81,966	75,317	73,100	73,100
Accretion	2,281	2,281	2,217	2,217
Ending balance	86,528	84,247	77,534	75,317	81,966
Series D1 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	151,342	146,583	132,597	127,935	127,935
Accretion	4,759	4,759	4,662	4,662
Ending balance	156,101	151,342	137,259	132,597	146,583
Redeemable noncontrolling interests [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	93,397	90,820	83,113	80,561	80,561
Accretion	2,606	2,577	2,552	2,552	10,259
Ending balance	$ 96,003	$ 93,397	$ 85,665	$ 83,113	$ 90,820